Fair Value Measurements - Assets and Liabilities Measured on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of proved oil and gas properties					$ 17,400
Exploration impairment cost				$ 0	$ 20
One Stone Exchange Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges	$ 11,300	$ 11,300		$ 11,300
Impairment of proved oil and gas properties	7,800		$ 7,800
Accounts receivable impairment charges			100
Exploration impairment cost	$ 3,400		$ 3,400